Schedule of Vessels (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Net book value beginning balance	$ 119,724
Vessel additions	555
Depreciation	(4,562)	$ (3,528)
Net book value, ending balance	115,717
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Vessel cost, beginning balance	148,175
Vessel additions
BWTS installation	555
Depreciation
Vessel cost, ending balance	148,730
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation, beginning balance	(28,451)
Vessel additions
BWTS installation
Depreciation	(4,562)
Accumulated depreciation, ending balance	(33,013)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Net book value beginning balance	119,724
Vessel additions
BWTS installation	555
Depreciation	(4,562)
Net book value, ending balance	$ 115,717